28. Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of net sales by major product and services

Net sales by major product and services are as follows:

	For the years ended December 31,
	2018	2017	2016
Sales of PV components	$93,547	$111,795	$86,477
Sales of pre-development solar project	15,794	–	–
Sales of PV project assets	10,809	6,042	14,914
Electricity revenue with PPAs	3,043	2,793	12,311
Bitcoin mining equipment sale and hosting service	1,052	–	–
Others	1,337	890	900
	$125,582	$121,520	$114,602

Schedule of net sales by geographic location
	For the years ended December 31,
Location (a)	2018	2017	2016
United Kingdom	$932	$6,903	$694
Australia	91,381	112,174	81,241
United States	18,721	–	6,622
Greece	378	–	8,737
Japan	12,437	511	12,893
Italy	1,733	1,932	1,740
Germany	–	–	2,675
	$125,582	$121,520	$114,602

Schedule of geographic information for long-lived assets

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	December 31, 2018	December 31, 2017
Greece	$2,637	$2,997
United States	16,368	16,368
Italy	9,038	9,952
Japan	–	–
UK	9,642	10,578
Australia	2,285	2,853
Germany	–	–
	$39,970	$42,748